Loans Payable — Third Party (Details) - Schedule of Loans Payable — Third Party - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Third Parties [Member]
Short-Term Debt [Line Items]
Loans payable – third party		$ 790,450